Income/(loss) per share (Computation of Basic and Diluted Net Loss Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income/(loss)	$ 19,557	$ (30,401)	$ (83,402)
Income allocation to participating preference shares	(1,230)
Numerator for basic and diluted net (loss)/income per share	9,193	(40,634)	(89,949)
Denominator:
Weighted average number of ordinary shares used in computing net income/(loss) per share - basic	63,717,007	44,245,388	44,245,388
Weighted average number of ordinary shares used in computing net income/(loss) per share - diluted	69,159,524	44,245,388	44,245,388
Basic net income/(loss) per share attributable to the Company's ordinary shareholders	$ 0.14	$ (0.92)	$ (2.03)
Diluted net income/(loss) per share attributable to the Company's ordinary shareholders	$ 0.13	$ (0.92)	$ (2.03)
Basic net income/(loss) per ADS	$ 0.29	$ (1.84)	$ (4.07)
Diluted net income/(loss) per ADS	$ 0.27	$ (1.84)	$ (4.07)
Series A-1 Preference Shares [Member]
Numerator:
Accretions	(858)	(962)	(885)
Series B Preference Shares [Member]
Numerator:
Accretions	(3,831)	(4,298)	(3,928)
Series B-1 Preference Shares [Member]
Numerator:
Accretions	$ (4,445)	$ (4,973)	$ (1,734)